Acquisitions of businesses and purchase accounting - NorCal Respiratory, Inc. - Asset and Liabilities (Details) - NorCal Respiratory, Inc. - USD ($)	Sep. 30, 2022	Jun. 03, 2022
Disclosure of detailed information about business combination [line items]
Cash		$ 503,000
Accounts receivable		315,000
Inventory		492,000
Property, equipment, and right of use assets, net		1,044,000
Goodwill		948,000
Intangible assets		1,400,000
Accounts payable		(100,000)
Accrued liabilities		(67,000)
Deferred revenue		(93,000)
Deferred tax liability		(680,000)
Loans and Leases		(682,000)
Net assets acquired		3,080,000
Cash paid at closing / to be paid after closing, included in purchase price payable	$ 586,000	2,494,000
Consideration paid or payable		3,080,000
Goodwill deductible for tax purposes		$ 0